Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment, net		$ 6,431,578	$ 6,504,681
Intangible assets, net		902,256	908,583
Investments in non-consolidated companies		751,475	471,306
Other investments		67,277	2,881
Deferred tax assets		160,745	158,703
Receivables, net		177,803	243,306
Trade receivables, net		229	0
Non-current assets		8,491,363	8,289,460
Current assets
Receivables, net		357,705	288,609
Derivative financial instruments		4,353	1,572
Inventories, net		3,908,305	2,001,781
Trade receivables, net		1,767,196	918,438
Other investments		1,290,459	813,527
Cash and cash equivalents	[1]	1,276,605	537,882
Current assets excluding assets classified as held for sale		8,604,623	4,561,809
Assets classified as held for sale		1,921	4,966
Current assets		8,606,544	4,566,775
Total Assets		17,097,907	12,856,235
EQUITY
Capital and reserves attributable to the owners of the parent		10,535,019	7,286,115
Non-controlling interest		1,700,019	1,157,038
Total Equity		12,235,038	8,443,153
Non-current liabilities
Provisions		83,299	80,570
Deferred tax liabilities		186,216	346,485
Other liabilities		506,886	551,856
Trade payables		989	1,145
Derivative financial instruments		0	523
Lease liabilities		215,250	251,617
Borrowings		656,465	1,327,289
Non-current liabilities		1,649,105	2,559,485
Current liabilities
Current income tax liabilities		873,759	110,499
Other liabilities		345,123	249,836
Trade payables		1,126,049	1,049,337
Derivative financial instruments		1,889	5,835
Lease liabilities		44,371	42,486
Borrowings		822,573	395,604
Current liabilities		3,213,764	1,853,597
Total Liabilities		4,862,869	4,413,082
Total Equity and Liabilities		$ 17,097,907	$ 12,856,235

[1]	It includes restricted cash of $58, $54 and $69 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,357,484, $816,157 and $215,273 as of December 31, 2021, 2020 and 2019, respectively.